Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table summarizes the Bank's commitments for sourcing, long-term leases and other agreements:

Year ending December 31	Sourcing	Other	Total
2020	15,598	12,561	28,159
2021	11,998	7,006	19,004
2022	—	2,889	2,889
2023	—	1,581	1,581
2024	—	1,212	1,212
2025 & thereafter	—	1,028	1,028
Total commitments	27,596	26,277	53,873

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2019	December 31, 2018
Commitments to extend credit	549,049	445,215
Documentary and commercial letters of credit	355	561
Total unfunded commitments to extend credit	549,404	445,776

Summary of credit-related arrangements	The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2019			December 31, 2018
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	230,971	223,711	7,260	245,156	237,051	8,105
Letters of guarantee	7,806	7,672	134	2,685	2,599	86
Total	238,777	231,383	7,394	247,841	239,650	8,191